Segment Disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Net Sales	[1]	€ 10,944.0	€ 8,962.7	[2]	€ 6,875.1	[2]
System Sales [Member]
Segment Reporting Information [Line Items]
Net Sales	[3]	8,259.1	6,424.4	[2],[4],[5]	4,718.9	[2],[4],[5],[6],[7]
New Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net Sales		8,115.6	6,332.9	[4]	4,644.0	[4],[6]
Used Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net Sales		€ 143.5	€ 91.5	[2],[4]	€ 74.9	[4],[6]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[6]	2.As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[7]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.